LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of right of use assets

	Lands	Machines		Ships
	and	and		and
	farms	equipment’s	Buildings	boats	Vehicles	Total
Balance as at December 31, 2020	2,288,061	85,265	90,984	1,877,319	2,449	4,344,078
Additions/updates	885,272	20,646	52,140	1,861	4,600	964,519
Depreciation (1)	(304,922)	(19,447)	(54,714)	(125,190)	(4,319)	(508,592)
Write-offs (2)				(5,982)		(5,982)
Balance as at December 31, 2021	2,868,411	86,464	88,410	1,748,008	2,730	4,794,023
Additions/updates	849,996	66,821	61,647		4,216	982,680
Depreciation (1)	(360,225)	(40,732)	(64,301)	(124,890)	(2,303)	(592,451)
Write-offs (2)	(75,026)					(75,026)
Balance as at December 31, 2022	3,283,156	112,553	85,756	1,623,118	4,643	5,109,226

1)	The amount of depreciation related to land is reclassified to biological assets to make up the formation costs.
2)	Write-off due to cancellation of contracts.

Schedule of present value of lease liabilities

The balance of lease payables for the year ended December 31, 2022, measured at present value and discounted at the respective discount rates are set forth below:

Nature of agreement	Average rate - % p.a. (1)	Maturity (2)	Present value of liabilities
Lands and farms	12.37	September/2049	3,512,006
Machinery and equipment	11.22	April/2035	184,861
Buildings	10.38	May/2031	78,541
Ships and boats	11.39	February/2039	2,402,672
Vehicles	10.04	October/2023	4,450
			6,182,530

1)	To determine the discount rates, quotes were obtained from financial institutions for agreements with characteristics and average terms similar to the lease agreements.
2)	Refers to the original maturities of the agreements and, therefore, does not consider eventual renewal clauses.

Summary of changes in lease liabilities

	December	December
	31, 2022	31, 2021
Opening balance	5,893,194	5,191,760
Additions	982,680	964,519
Write-offs (2)	(75,026)	(5,982)
Payments	(1,044,119)	(1,012,137)
Accrual of financial charges (1)	612,042	560,619
Exchange rate variations	(186,241)	194,415
Closing balance	6,182,530	5,893,194

Current	672,174	623,282
Non-current	5,510,356	5,269,912

1)	On December 31, 2022, the amount of R$178,429 related to interest expenses on leased lands was capitalized to biological assets to represent the formation cost (R$132,685 as of December 31, 2021).
2)	Write-off due to cancellation of contracts.

Schedule of expenses recognised in profit or loss

	December 31, 2022	December 31, 2021
Expenses relating to short-term assets	6,836	5,239
Expenses relating to low-value assets	1,580	3,413
	8,416	8,652